First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

March 5, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

Re:          First Eagle Funds (the “Trust”), File Nos. 033-63560; 811-7762

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information dated March 1, 2007 do not differ from those contained in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 27, 2007.

Sincerely,

/s/ Suzan J. Afifi

Suzan J. Afifi
Vice President and Secretary